Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Aug. 20, 2018	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity [line items]
Subscribed and paid-in capital stock			556,405,096
Price of the shares issued			R$ 53.20
Common shares outstanding			27,862,987	28,935,260	28,944,097
Shares held in treasury			13,390,149	13,041,356	13,131,356
Average cost			R$ 36.25	R$ 36.98	R$ 36.85
Increase in capital reserves			R$ 498,812
Incurred costs directly attributable to issuing new shares			2,260
Retention of profits and investments reserve		R$ 2,500,471	3,412,427	R$ 3,000,707
Dividends payable			R$ 380,324	R$ 489,027
Dividends per share	R$ 0.56		R$ 0.70	R$ 0.90
Dividends paid	R$ 304,241
Top of range [member]
Shareholders Equity [line items]
Common shares authorized			800,000,000